Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Dec. 14, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Feb. 28, 2015
C000029018
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,841	$ 14,551	$ 12,626	$ 12,317		$ 14,770	$ 12,164	$ 11,963	$ 11,267	$ 11,044	$ 10,042	$ 9,537	$ 10,000
C000029015
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 13,848	13,601	11,831	11,570		13,914	11,484	11,321	10,692	10,503	9,582	9,115	9,574
C000029017
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 13,417	13,225	11,586	11,422		13,845	11,506	11,429	10,880	10,771	9,896	9,487	10,000
C000029021
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,913	14,629	12,262	12,293		14,748	12,144	11,947	11,252	11,035	10,039	9,535	10,000
C000029007
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,239	13,815	12,086	11,209		13,635	11,773	11,540	11,010	10,753	10,130	9,730	10,000
C000029004
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,343	12,909	11,318	10,519		12,834	11,108	10,915	10,448	10,229	9,657	9,298	9,573
C000029006
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,948	12,534	11,084	10,373		12,764	11,134	11,026	10,630	10,487	9,976	9,677	10,000
C000029010
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,220	13,800	12,067	11,181		13,607	11,749	11,517	10,998	10,746	10,129	9,729	10,000
C000232929
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 9,881	10,323	9,025	8,373	$ 10,000
C000029036
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 22,728	22,008	17,560	15,638		18,589	14,283	12,664	12,849	11,430	9,916	9,399	10,000
C000029033
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 21,228	20,573	16,457	14,695		17,510	13,487	11,995	12,198	10,878	9,461	8,991	9,574
C000029035
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 20,552	20,001	16,117	14,504		17,419	13,519	12,111	12,411	11,150	9,773	9,358	10,000
C000029029
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 22,835	22,021	17,513	15,567		18,503	14,154	12,517	12,706	11,300	9,855	9,402	10,000
C000029026
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 21,316	20,592	16,412	14,626		17,432	13,367	11,846	12,060	10,748	9,400	8,993	9,576
C000029028
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 20,642	20,013	16,077	14,438		17,332	13,395	11,962	12,264	11,018	9,711	9,355	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,877	31,927	25,113	21,659		24,399	18,601	15,255	14,822	12,387	10,657	9,468	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,877	31,927	25,113	21,659		24,399	18,601	15,255	14,822	12,387	10,657	9,468	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,877	31,927	25,113	21,659		24,399	18,601	15,255	14,822	12,387	10,657	9,468	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,877	31,927	25,113	21,659		24,399	18,601	15,255	14,822	12,387	10,657	9,468	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,496	12,720	10,005	8,629	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,908	22,971	18,609	16,331		19,415	15,092	12,952	12,988	11,658	9,954	9,282	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,241	12,024	11,187	11,126		12,361	12,269	11,880	10,728	10,649	10,619	9,907	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,241	12,024	11,187	11,126		12,361	12,269	11,880	10,728	10,649	10,619	9,907	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,241	12,024	11,187	11,126		12,361	12,269	11,880	10,728	10,649	10,619	9,907	10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,241	12,024	11,187	11,126		12,361	12,269	11,880	10,728	10,649	10,619	9,907	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 22,734	21,853	18,379	16,833		18,993	16,108	13,824	12,955	11,676	10,645	9,639	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 22,734	21,853	18,379	16,833		18,993	16,108	13,824	12,955	11,676	10,645	9,639	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 22,734	21,853	18,379	16,833		18,993	16,108	13,824	12,955	11,676	10,645	9,639	10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 22,734	21,853	18,379	16,833		$ 18,993	$ 16,108	$ 13,824	$ 12,955	$ 11,676	$ 10,645	$ 9,639	$ 10,000
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Account Value	$ 11,795	$ 11,337	$ 9,535	$ 8,733	$ 10,000